Other Assets and Receivables - Summary of Movements in the Expected Credit Losses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Assets And Receivables [abstract]
Beginning balance	€ (18)	€ (18)
Expected credit losses	(6)	(9)
Other movements	7	1
Ending balance	€ (17)	€ (18)